EMPLOYEE BENEFIT PLAN	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLAN	EMPLOYEE BENEFIT PLAN
The Company sponsors a Section 401(k) retirement plan and pension plans for employees in the U.S. and the United Kingdom. During the year ended December 31, 2025, the year ended December 31, 2024, and the year ended December 31, 2023 the Company’s contributions to the plan were $1.2 million, $1.3 million, and $1.2 million, respectively.